SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Nasl [Member] Minimum [Member]	Dec. 31, 2010 Nasl [Member] Maximum [Member]	Dec. 31, 2005 Patents
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Finite-Lived Intangible Asset, Useful Life		13 years	18 years	11 years